Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	366,935,133.50	19,875
Yield Supplement Overcollateralization Amount 08/31/26	17,473,734.01	0
Receivables Balance 08/31/26	384,408,867.51	19,875
Principal Payments	18,136,669.13	478
Defaulted Receivables	842,685.87	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/26	16,246,533.16	0
Pool Balance at 09/30/26	349,182,979.35	19,369

Pool Statistics	$ Amount	# of Accounts
Pool Factor	27.37%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	7,866,042.39	287
Past Due 61-90 days	2,619,208.05	95
Past Due 91-120 days	676,774.47	27
Past Due 121+ days	0.00	0
Total	11,162,024.91	409

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.05%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.90%
Delinquency Trigger Occurred	NO

Recoveries	651,295.71
Aggregate Net Losses/(Gains) - September 2026	191,390.16
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.60%
Prior Net Losses/(Gains) Ratio	0.61%
Second Prior Net Losses/(Gains) Ratio	-0.20%
Third Prior Net Losses/(Gains) Ratio	1.17%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.82%

Overcollateralization Target Amount	6,161,793.76
Actual Overcollateralization	6,161,793.76
Weighted Average Contract Rate	7.53%
Weighted Average Contract Rate, Yield Adjusted	10.69%
Weighted Average Remaining Term	37.86

Flow of Funds	$ Amount
Collections	21,181,469.62
Investment Earnings on Cash Accounts	18,024.34
Servicing Fee	(320,340.72)
Transfer to Collection Account	-
Available Funds	20,879,153.24

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,337,665.41
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	11,590,360.39
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,161,793.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,539,121.18

Total Distributions of Available Funds	20,879,153.24

Servicing Fee	320,340.72
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 09/15/26	360,773,339.74
Principal Paid	17,752,154.15
Note Balance @ 10/15/26	343,021,185.59

Class A-1
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2a
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2b
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-3
Note Balance @ 09/15/26	215,473,339.74
Principal Paid	17,752,154.15
Note Balance @ 10/15/26	197,721,185.59
Note Factor @ 10/15/26	46.1426337%

Class A-4
Note Balance @ 09/15/26	89,800,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	89,800,000.00
Note Factor @ 10/15/26	100.0000000%

Class B
Note Balance @ 09/15/26	37,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	37,000,000.00
Note Factor @ 10/15/26	100.0000000%

Class C
Note Balance @ 09/15/26	18,500,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	18,500,000.00
Note Factor @ 10/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,587,877.91
Total Principal Paid	17,752,154.15
Total Paid	19,340,032.06

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.64850%
Coupon	4.07850%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.27000%
Interest Paid	946,287.08
Principal Paid	17,752,154.15
Total Paid to A-3 Holders	18,698,441.23

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.2885482
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.4057081
Total Distribution Amount	15.6942563

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.2083712
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	41.4285978
Total A-3 Distribution Amount	43.6369690

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	652.90
Noteholders' Principal Distributable Amount	347.10

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	3,080,896.88
Investment Earnings	9,321.13
Investment Earnings Paid	(9,321.13)
Deposit/(Withdrawal)	-
Balance as of 10/15/26	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88